Income Tax and Deferred Taxes - Components of Income Tax (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Abstract]
(Expense) / Current income tax	$ (231,442,764)	$ (163,618,437)	$ (394,133,842)
Adjustments to current tax from the previous period	(2,810,805)	(5,823,911)	(2,021,133)
(Expense) / Current tax (expenses) / benefit (related to cash flow hedges)	165,985,007	(50,924,221)	39,826,484
Current tax expense, net	(68,268,562)	(220,366,569)	(356,328,491)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	33,339,998	(6,545,916)	(113,368,389)
Total deferred tax benefit / (expense)	33,339,998	(6,545,916)	(113,368,389)
Income tax (expense) /benefit	$ (34,928,564)	$ (226,912,485)	$ (469,696,880)